Finance Costs (Tables)	12 Months Ended
Mar. 31, 2026
Finance Costs [Abstract]
Schedule of Finance Costs
	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Interest expense on:
- hire purchase	—	—	1
- lease liabilities	9	116	92
	9	116	93